Other expenses and income (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Other expenses and income
Derivative (gains)/losses	R (3,287)	R 18,325	R (2,282)
Translation (gains)/losses	(2,728)	(693)	(5,510)
Trade and other receivables	(1,436)	(456)	1,233
Trade and other payables	171	(147)	(158)
Foreign currency loans	161	785	(6,318)
Other	(1,624)	(875)	(267)
Exploration expenditure and feasibility costs	751	366	295
Professional fees	2,455	1,916	2,828
Expected credit losses raised/(released)	234	(39)	(87)
Research and development expenditure expensed	R 1,388	R 1,160	R 1,246